Advance to Suppliers (Tables)	6 Months Ended
Mar. 31, 2022
Advances To Suppliers Abstract
Schedule of advances to suppliers net
	March 31, 2022	September 30, 2021
Advances to suppliers for inventory raw material purchase	$103,653	$2,738,313
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$103,653	$2,738,313